OPERATING, SELLING AND GENERAL EXPENSE (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING, SELLING AND GENERAL
Contract services	$ 4,165	$ 4,380
Employee costs	2,813	3,641
Materials	951	869
Energy	1,113	1,129
Equipment rentals and leases	361	345
Travel, marketing and other	524	880
Operating, selling and general	9,927	11,244
Contract services and employee cots	7,500	8,500
Contract services and employee costs in operating, selling and general	7,000	8,000
Contract services and employee costs in property, plant and equipment	$ 500	$ 500